Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and contingencies
Best estimate of future payments for guarantee obligations
December 31,
2020 2019
Maximum potential

($ in millions) payments
(1)
Performance guarantees

6,726 1,860
Financial guarantees

339 10
Indemnification guarantees
(2)
177 64
Total 7,242 1,934
(1)

Maximum potential payments include amounts in both continuing and discontinued operations.
(2)

Certain indemnifications provided to Hitachi in connection with the divestment of Power Grids are without limit.

Provisions for warranties
($ in millions) 2020 2019 2018
Balance at January 1, 816 948 909
Net change in warranties due to acquisitions, divestments

and
liabilities held for sale
(1)
8 (88) 41
Claims paid in cash or in kind

(209) (310) (307)
Net increase in provision for changes in
estimates, warranties issued and warranties expired

369 276 341
Exchange rate differences

51 (10) (36)
Balance at December 31, 1,035 816 948
Includes adjustments

to the initial

purchase price

allocation recorded

during the measurement

period.
a